Schedule of Effective Income Tax Rate Reconciliation (Details)	9 Months Ended
Dec. 31, 2012
Provision For Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 1	34.00%
Provision For Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 2	34.00%
Provision For Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 3	4.2
Provision For Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 4	4.2
Provision For Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 5	(2)
Provision For Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 6	(2)
Provision For Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 7	36.20%
Provision For Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 8	36.20%